Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Property Plant and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Machinery and equipment	345,721	356,946
EV Chargers	737,191	1,845,556
Office and electronic equipment	540,133	665,570
Software	18,347	18,764
Leasehold improvement	633,569	782,207
Vehicle	78,681	-
Constructions in progress	165,327	192,436
Property and Equipment	2,518,969	3,861,479
Less: Accumulated depreciation	(1,549,762)	(1,889,083)
Property and Equipment, net	969,207	1,972,396

Schedule of Depreciation Expense on Property Plant and Equipment

Depreciation expense on property and equipment was allocated to the following expense items:

	For the Years Ended December 31,
	2023	2024	2025
	US$	US$	US$
Cost of revenues	73,829	36,026	56,472
Selling and marketing expenses	13,295	76,649	2,496
Research and development expenses	11,024	35,171	39,093
General and administrative expenses	75,139	58,091	177,191
Total depreciation expense	173,287	205,937	275,252